Interests in associates and joint ventures (Tables)	6 Months Ended
Jun. 30, 2023
Interests In Other Entities [Abstract]
Disclosure of interests in associates

Principal associates of HSBC
	At 30 Jun 2023		At 31 Dec 2022
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Bank of Communications Co., Limited	23,344	9,363	23,307	8,141
Saudi Awwal Bank	4,704	6,479	4,494	6,602
1Principal associates are listed on recognised stock exchanges. The fair values are based on the quoted market prices of the shares held (Level 1 in the fair value hierarchy).

Share of profit in associates and joint ventures
	Half year to
	30 Jun	30 Jun
	2023	2022
	$m	$m
Bank of Communications Co., Limited	1,317	1,344
Saudi Awwal Bank	272	117
Other associates and joint ventures	(6)	(12)
Share of profit in associates and joint ventures	1,583	1,449

	At 30 Jun 2023			At 31 Dec 2022
	VIU	Carrying value	Fair value	VIU	Carrying value	Fair value
	$bn	$bn	$bn	$bn	$bn	$bn
BoCom	23.9	23.3	9.4	23.5	23.3	8.1

Sensitivity of VIU to reasonably possible changes in key assumptions
The following table shows the change to each key assumption in the VIU calculation that on its own would reduce the headroom to nil:

Key assumption	Changes to key assumption to reduce headroom to nil
–Long-term profit growth rate	Decrease by 13 basis points
–Long-term asset growth rate	Increase by 11 basis points
–Discount rate	Increase by 17 basis points
–Expected credit losses as a percentage of customer advances	Increase by 2 basis points
–Risk-weighted assets as a percentage of total assets	Increase by 90 basis points
–Operating income growth rate	Decrease by 24 basis points
–Cost-income ratio	Increase by 53 basis points
–Long-term effective tax rate	Increase by 153 basis points
–Capital requirements – capital adequacy ratio	Increase by 18 basis points
–Capital requirements – tier 1 capital adequacy ratio	Increase by 162 basis points

The following table further illustrates the impact on VIU of reasonably possible changes to key assumptions. This reflects the sensitivity of the VIU to each key assumption on its own and it is possible that more than one favourable and/or unfavourable change may occur at the same time. The selected rates of reasonably possible changes to key assumptions are based on external analysts’ forecasts, statutory requirements and other relevant external data sources, which can change period to period.

Sensitivity of VIU to reasonably possible changes in key assumptions
	Favourable change			Unfavourable change
		Increase in VIU	VIU		Decrease in VIU	VIU
	bps	$bn	$bn	bps	$bn	$bn
At 30 Jun 2023
Long-term profit growth rate[1]	62	3.1	27.0	(72)	(3.0)	20.9
Long-term asset growth rate[1]	(72)	3.4	27.3	62	(3.6)	20.3
Discount rate	(180)	8.2	32.1	210	(5.3)	18.6
Expected credit losses as a percentage of customer advances	2023 to 2026: 83 2027 onwards: 91	2.0	25.9	2023 to 2026: 120 2027 onwards: 104	(3.6)	20.3
Risk-weighted assets as a percentage of total assets	(77)	0.1	24.0	280	(2.2)	21.7
Operating income growth rate	56	1.4	25.3	(116)	(2.9)	21.0
Cost-income ratio	(131)	0.9	24.8	164	(2.3)	21.6
Long-term effective tax rate	(426)	1.6	25.5	1,000	(3.7)	20.2
Capital requirements – capital adequacy ratio	—	—	23.9	229	(7.8)	16.1
Capital requirements – tier 1 capital adequacy ratio	—	—	23.9	257	(3.9)	20.0

At 31 Dec 2022
Long-term profit growth rate[1]	75	3.6	27.1	(71)	(2.7)	20.8
Long-term asset growth rate[1]	(71)	3.1	26.6	75	(4.1)	19.4
Discount rate	(164)	6.9	30.4	136	(3.7)	19.8
Expected credit losses as a percentage of customer advances	2022 to 2026: 95 2027 onwards: 91	1.9	25.4	2022 to 2026: 120 2027 onwards: 104	(2.9)	20.6
Risk-weighted assets as a percentage of total assets	(118)	0.1	23.6	239	(2.3)	21.2
Operating income growth rate	44	1.3	24.8	(83)	(2.5)	21.0
Cost-income ratio	(122)	1.0	24.5	174	(2.1)	21.4
Long-term effective tax rate	(426)	1.5	25.0	1,000	(3.6)	19.9
Capital requirements – capital adequacy ratio	—	—	23.5	191	(6.3)	17.2
Capital requirements – tier 1 capital adequacy ratio	—	—	23.5	266	(3.2)	20.3
1    The reasonably possible ranges of the long-term profit growth rate and long-term asset growth rate assumptions reflect the close relationship between these assumptions, which would result in offsetting changes to each assumption.